Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES
14.	TAXES

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

YBT is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

China SOS is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, China SOS is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The subsidiaries including WOFE, Qingdao SOS, VIE, SOS IT, SOS Mongolia and SOS Trading are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case- by-case basis.

SOS IT obtained the “high-tech enterprise” tax status since 2020, which reduced its statutory income tax rate to 15% in 2020.

Significant components of the provision for income taxes are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Current	$(1)	$242	$631
Income tax expenses	$(1)	$242	$631

The following table reconciles China statutory rates to the Company’s effective tax rate:

	Year ended December 31,	Year ended December 31,
	2025	2024
China statutory income tax rate	25%	25%
Change in valuation allowance	(25)	(25)%
Effective tax rate	-	-

The Company has incurred tax losses in certain jurisdictions. While these losses may be available for carryforward, management has determined that it is not more likely than not that sufficient taxable income will be available to realize the related deferred tax assets. Accordingly, no deferred tax assets have been recognized.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions.

The Company did not incur any interest and penalties tax for the years ended December 31, 2025 and 2024. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from December 31, 2025.

Value added tax

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT. The rate of Chinese VAT is 6%.

Taxes recoverable consisted of the following:

	December 31, 2025	December 31, 2024
VAT taxes recoverable	$(1,855)	$(1,807)
Corporate income tax recoverable	95	90
Other taxes payable	71	63
Total	$(1,689)	$(1,654)